                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                   (FORMERLY THE TRAVELERS INSURANCE COMPANY)
                METLIFE OF CT FUND BD III FOR VARIABLE ANNUITIES
           METLIFE OF CT SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES
 METLIFE INSURANCE COMPANY OF CONNECTICUT VARIABLE ANNUITY SEPARATE ACCOUNT 2002

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
                (FORMERLY THE TRAVELERS LIFE AND ANNUITY COMPANY)
                 METLIFE OF CT FUND BD IV FOR VARIABLE ANNUITIES
            METLIFE OF CT SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES
    METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT VARIABLE ANNUITY SEPARATE
                                  ACCOUNT 2002

                              VINTAGE XTRA ANNUITY
                        VINTAGE XTRA (SERIES II) ANNUITY
                           VINTAGE II VARIABLE ANNUITY
                     VINTAGE II (SERIES II) VARIABLE ANNUITY
                                VINTAGE 3 ANNUITY
                                VINTAGE L ANNUITY
                             VINTAGE ACCESS ANNUITY

                       SUPPLEMENT DATED NOVEMBER 13, 2006
                                     TO THE
                 PROSPECTUSES DATED MAY 1, 2006, AS SUPPLEMENTED

This supplements the information contained in the Prospectuses for the variable annuity contract listed above. This supplement should be read in its entirety and kept together with the Prospectus for future reference.

1. VARIABLE FUNDING OPTION SUBSTITUTION

Effective on or about November 13, 2006, the Replacement Fund in the table below was substituted for the Prior Fund as a Variable Funding Option under the Contracts.

For existing Contract Owners, the substitution had no effect on the Contract Value allocated to the Variable Funding Option. However, the number of units received in the Replacement Fund may be different than the number of units held in the Prior Fund, due to differences in the unit values. Any elections existing Contract Owners have on file for the Prior Fund for the allocation of Contract Value will be redirected to the corresponding Replacement Fund. References in the Prospectus and Statement of Additional Information to the Prior Fund, including references to the Monitored Portfolios in the Transfers section of the Prospectus, shall be deemed to refer to the Replacement Fund.

        PRIOR FUND                             REPLACEMENT FUND
---------------------------              ----------------------------
Lazard Retirement Small Cap              Third Avenue Small Cap Value
Portfolio -- Service Shares              Portfolio -- Class B

The following information is added to the table in the "UNDERLYING FUND FEES AND EXPENSES" section of the Prospectus and replaces such information for the Prior
Fund:

                                                          DISTRIBUTION                                 CONTRACTUAL FEE    NET TOTAL
                                                             AND/OR                     TOTAL ANNUAL       WAIVER           ANNUAL
                                          MANAGEMENT     SERVICE (12B-1)     OTHER       OPERATING      AND/OR EXPENSE    OPERATING
UNDERLYING FUND:                             FEE              FEES          EXPENSES      EXPENSES      REIMBURSEMENT      EXPENSES
----------------------------------------  ----------     ---------------    --------    ------------   ---------------    ---------
MET INVESTORS SERIES TRUST
  Third Avenue Small Cap Value
  Portfolio -- Class B* ................     0.75%            0.25%           0.05%        1.05%               --           1.05%

The following information is added to the table that appears under "THE VARIABLE FUNDING OPTIONS" section of the Prospectus and replaces such information for the Prior Fund:

           FUNDING                                     INVESTMENT                                       INVESTMENT
           OPTION                                       OBJECTIVE                                   ADVISER/SUBADVISER
-----------------------------                -------------------------------              ---------------------------------------
MET INVESTORS SERIES TRUST
  Third Avenue Small Cap Value               Long-term capital appreciation.              Met Investors Advisory LLC
  Portfolio -- Class B                                                                    Subadviser: Third Avenue Management LLC

2. MERGER OF PRINCIPAL UNDERWRITER AND DISTRIBUTOR

Effective on or about October 20, 2006, the principal underwriter and distributor of the Contracts, MLI Distribution LLC, merged with and into MetLife Investors Distribution Company. MetLife Investors Distribution Company is a wholly-owned subsidiary of MetLife Investors Group, Inc., which in turn is a wholly-owned subsidiary of MetLife, Inc. MetLife Investors Distribution Company's principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, CA 92614. It is not anticipated that the merger will have an impact on the distribution of the Contracts or the level of compensation paid in connection with such distribution. References in the Prospectus and Statement of Additional Information to the principal underwriter and distributor of the Contracts shall be deemed to refer to MetLife Investors Distribution Company.